Summary of Significant Accounting Policies - Recently issued Accounting Pronouncements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases
Operating lease right-of-use assets	¥ 20,809	$ 3,265	¥ 105,938
Operating lease liabilities	¥ 21,667		¥ 110,631